Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 216,242	$ 329,655	$ 168,823
Credit cards payables	17,926	49,019	29,107
Sales tax payable	18,447	20,050	20,106
Property tax payable	68,966	97,206	90,358
Accounts payable and accrued liabilities	333,224	495,930	$ 308,394
Accrual for salaries	$ 11,643